Property and equipment (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) R$ / $ $ / T t	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($) R$ / $ $ / T
Continuity schedule
Balance, beginning of year	$ 686,308
Balance, ending of year	$ 30,689,166	$ 686,308
Royalty (as a percent)	1.00%		1.00%
Royalty agreement repurchase price			$ 3,800,000
Production threshold that allows holder to require repurchase royalty agreement | t	40,000
Minimum indirect interest in Sigma Brazil	30.00%		30.00%
Cost
Continuity schedule
Balance, beginning of year	$ 879,398	1,106,274
Additions	7,118,494	22,433
Transfers	22,071,906
Fixed Assets Paid in Advance	1,775,363
Assets retirement cost	161,914
Cumulative translation adjustment	(1,074,430)	(249,309)
Balance, ending of year	30,932,645	879,398
Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	193,090	147,521
Depreciation	75,234	76,283
Cumulative translation adjustment	(24,845)	(30,714)
Balance, ending of year	$ 243,479	193,090
LRC LP I
Continuity schedule
Royalty (as a percent)	1.00%		1.00%
Grota do Cirilo
Continuity schedule
Expenditures transferred to property, plant and equipment	$ 22,071,906
Price per ton | $ / T	750.00		750.00
Foreign exchange rate used | R$ / $	5.20		5.20
Discount rate (in percent)	8.00%		8.00%
Vehicle
Continuity schedule
Balance, beginning of year	$ 4,024
Balance, ending of year	48,180	4,024
Vehicle | Cost
Continuity schedule
Balance, beginning of year	5,888	7,735
Additions	48,261
Cumulative translation adjustment	(1,042)	(1,847)
Balance, ending of year	53,107	5,888
Vehicle | Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	1,864	942
Depreciation	3,229	1,248
Cumulative translation adjustment	(166)	(326)
Balance, ending of year	4,927	1,864
Furniture
Continuity schedule
Balance, beginning of year	32,483
Balance, ending of year	36,094	32,483
Furniture | Cost
Continuity schedule
Balance, beginning of year	41,423	54,420
Additions	10,202	1,848
Cumulative translation adjustment	(2,861)	(14,845)
Balance, ending of year	48,764	41,423
Furniture | Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	8,940	6,537
Depreciation	4,377	4,389
Cumulative translation adjustment	(647)	(1,986)
Balance, ending of year	12,670	8,940
Building
Continuity schedule
Balance, beginning of year	5,453
Balance, ending of year	4,638	5,453
Building | Cost
Continuity schedule
Balance, beginning of year	12,220	16,054
Cumulative translation adjustment	(803)	(3,834)
Balance, ending of year	11,417	12,220
Building | Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	6,767	8,276
Depreciation	463	518
Cumulative translation adjustment	(451)	(2,027)
Balance, ending of year	6,779	6,767
Machinery
Continuity schedule
Balance, beginning of year	227,616
Balance, ending of year	194,469	227,616
Machinery | Cost
Continuity schedule
Balance, beginning of year	311,322	406,716
Additions	12,497
Cumulative translation adjustment	(20,628)	(95,394)
Balance, ending of year	303,191	311,322
Machinery | Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	83,706	71,798
Depreciation	30,937	32,179
Cumulative translation adjustment	(5,921)	(20,271)
Balance, ending of year	108,722	83,706
Assets under Construction
Continuity schedule
Balance, ending of year	30,056,621
Assets under Construction | Cost
Continuity schedule
Additions	7,034,228
Transfers	22,071,906
Fixed Assets Paid in Advance	1,775,363
Assets retirement cost	161,914
Cumulative translation adjustment	(986,790)
Balance, ending of year	30,056,621
Pilot plant
Continuity schedule
Balance, beginning of year	182,159
Balance, ending of year	134,148	182,159
Pilot plant | Cost
Continuity schedule
Balance, beginning of year	215,379	277,049
Cumulative translation adjustment	(31,840)	(61,670)
Balance, ending of year	183,539	215,379
Pilot plant | Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	33,220	18,510
Depreciation	18,607	20,814
Cumulative translation adjustment	(2,436)	(6,104)
Balance, ending of year	49,391	33,220
Right-of-use assets
Continuity schedule
Balance, beginning of year	234,573
Balance, ending of year	215,016	234,573
Right-of-use assets | Cost
Continuity schedule
Balance, beginning of year	293,166	344,300
Additions	13,306	20,585
Cumulative translation adjustment	(30,466)	(71,719)
Balance, ending of year	276,006	293,166
Right-of-use assets | Accumulated Depreciation/ Amortization
Continuity schedule
Balance, beginning of year	58,593	41,458
Depreciation	17,621	17,135
Cumulative translation adjustment	(15,224)
Balance, ending of year	$ 60,990	$ 58,593